Taxation (Details) - CNY (¥)	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions	¥ 1,621,063,000	¥ 1,464,587,000	¥ 1,417,150,000
Earnings per share effect, basic (in CNY per share)	¥ 0.50	¥ 0.45	¥ 0.43
Earnings per share effect, diluted (in CNY per share)	¥ 0.50	¥ 0.44	¥ 0.43
Cayman Islands
Income taxes
Withholding tax amount	¥ 0				¥ 0
BVI
Income taxes
Withholding tax amount	¥ 0				¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Income taxes
Income tax rate (as a percent)	25.00%
PRC | NetEase Beijing | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Boguan | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Boguan | Key Software Enterprise
Income taxes
Preferential tax rate						10.00%
PRC | NetEase Hangzhou | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | NetEase Hangzhou | Key Software Enterprise
Income taxes
Preferential tax rate						10.00%
PRC | Media Beijing | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Media Beijing | Key Software Enterprise
Income taxes
Preferential tax rate						10.00%
PRC | Hangzhou Langhe | HNTEs
Income taxes
Preferential tax rate	15.00%	15.00%	15.00%
PRC | Lede Technology | Software Enterprises
Income taxes
Percentage of tax reduction					50.00%
PRC | Tianjin Technology | Software Enterprises
Income taxes
Percentage of tax reduction				50.00%